Affiliated companies and other equity-method investees - Additional information (Detail) - JPY (¥) ¥ in Millions	Jun. 18, 2019	Mar. 31, 2019	Jul. 28, 2017
JAFCO [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold by parent company			8,488,200
NRI [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		39.30%
Equity method goodwill, remaining carrying value		¥ 75,868
NRI [Member] | Subsequent Event [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares to be tendered	101,910,700
NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		35.30%
Equity method goodwill, remaining carrying value		¥ 11,012